FINANCIAL RISK MANAGEMENT (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Financial Risk Management
Foreign exchange risk, percent	10.00%	10.00%	10.00%
Increase or decrease in interest rates	1.00%	1.00%	1.00%
Expected gain (loss) on foreign exchange movement	$ 238		$ 1,680
Decrease or increase in loss		$ 324	$ 282